UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
(Exact name of registrant as specified in charter)

16 New Broadway
Sleepy Hollow, New York 10591
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - March 31, 2005 (Unaudited)

COMMON STOCKS - 73.0% +	Shares	Value
Air Freight & Logistics - 3.7% +
Expeditors International of Washington, Inc.	120,000	$6,426,000
Capital Markets - 0.0%+
Internet HOLDRs Trust *(1)	500	27,585
Commercial Services & Supplies - 5.0% +
Apollo Group, Inc. - Class A *	30,000	2,221,800
Comdisco Holding Company, Inc. *	194,400	3,547,800
Copart, Inc. *	6,000	141,360
FTI Consulting, Inc. *	50,000	1,032,000
Ritchie Bros. Auctioneers Incorporated	54,000	1,706,400
		8,649,360
Communications Equipment - 0.1% +
QUALCOMM Inc.	5,000	183,250
Computers & Peripherals - 0.0% +
Apple Computer, Inc.*	2,000	83,340
Diversified Financial Services - 10.2% +
eSPEED, Inc. - Class A *	100,000	920,000
Groupe Bruxelles Lambert S.A.	50,000	4,560,187
Leucadia National Corporation	360,000	12,366,000
		17,846,187
Diversified Telecommunication Services - 2.6% +
Lynch Interactive Corporation *	184,000	4,416,000
XO Communications, Inc. *(2)	30,000	74,400
		4,490,400
Health Care Providers & Services - 0.5% +
WebMD Corporation *	109,000	926,500
Internet & Catalog Retail - 0.2% +
eBay, Inc. *	6,000	223,560
Overstock.com, Inc. *(2)	1,000	42,990
		266,550
Internet Software & Services - 1.4% +
FindWhat.com *	10,000	103,700
Netease.com, Inc. ADR *(2)	5,000	241,050
NetRatings, Inc. *	120,000	1,830,000
SINA Corporation *	5,000	155,300
Sohu.com, Inc. *(2)	5,000	87,900
		2,417,950
IT Services - 21.6% +
Anteon International Corporation *	24,000	934,320
CACI International, Inc. - Class A *	248,000	13,697,040
CheckFree Corporation *	400,000	16,304,000
ManTech International Corporation- Class A *	144,000	3,322,080
SunGard Data Systems Inc. *	100,000	3,450,000
		37,707,440
Leisure Equipment & Products - 0.0% +
Marvel Enterprises, Inc. *	322	6,440
Media - 27.7% +
Gemstar - TV Guide International, Inc. *	720,000	3,132,000
Getty Images, Inc. *	32,900	2,339,519
Harris Interactive, Inc. *	1,080,000	4,978,800
Pixar *	1,000	97,550
PrimaCom AG ADR *	610,000	1,708,000
The E.W. Scripps Company	1,600	78,000
The Washington Post Company - Class B	24,400	21,813,600
UnitedGlobalCom, Inc. - Class A *	1,465,000	13,858,900
XM Satellite Radio Holdings, Inc. - Class A *	10,000	315,000
		48,321,369
Wireless Telecommunication Services (Infrastructure) - 0.0% +
Sunshine PCS Corporation - Class A *	149,890	15,738

TOTAL COMMON STOCKS (Cost $125,622,837)		127,368,109

CONVERTIBLE PREFERRED STOCKS - 3.0% +
Internet & Catalog Retail - 3.0% +
InterActiveCorp,CLB, 1.990%(2)	108,104	5,188,992
Media - 0.0% +
Adelphia Communications Corporation, 7.500% *	190,000	57,000

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,721,979)		5,245,992

RIGHTS - 1.9% +
Commercial Services & Supplies - 1.9% +
Comdisco Holding Company, Inc. #	12,240,699	3,243,785
(Cost $3,253,775)

CORPORATE BONDS - 1.8% +	Principal Amount
Diversified Telecommunication Services - 1.8% +
Level 3 Communications, Inc., CLB, 12.875%, 3/15/2010^(2)	$3,600,000	3,141,000
(Cost $3,655,201)

CORPORATE BONDS - CONVERTIBLE - 1.3% +
Diversified Telecommunication Services - 1.3% +
Level 3 Communications, Inc., CLB, 6.000%, 3/15/2010(2)	4,600,000	2,351,750
Media - 0.0% +
Adelphia Communications Corporation, 6.000%, 2/15/2006
(Default Effective 8/12/2002) *	200,000	14,000

TOTAL CORPORATE BONDS - CONVERTIBLE (Cost $2,486,200)		2,365,750

PUT OPTIONS PURCHASED - 0.0% +	Contracts
Internet HOLDRs Trust
Expiring January 2006 at $60.00	7	5,180
Expiring January 2007 at $70.00	7	11,095

TOTAL PUT OPTIONS PURCHASED (Cost $15,715)		16,275

SHORT-TERM INVESTMENTS - 18.9% +	Principal Amount
US Government Agency Issues - 18.8% +
Federal Home Loan Bank Discount Note,
2.4330%, 04/01/2005	$32,883,000	32,880,945
Investment Companies - 0.1% +
First American Prime Obligations Fund - Class I	167,931	167,931

TOTAL SHORT-TERM INVESTMENTS (Cost $33,048,876)		33,048,876

INVESTMENTS PURCHASED WITH CASH PROCEEDS	Principal Amount
FROM SECURITIES LENDING - 4.0%+	or Shares
Investment Companies - 0.3%+
Merrill Lynch Premier Institutional Fund	267,322	267,322
AIM Liquid Assets Portfolio - Institutional Class	303,708	303,708
		571,030

Repurchase Agreements - 3.7%+
CSFirstBostonRepurchaseAgreement,	$6,377,870	6,377,870
2.500%, 4/1/2005(3)

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING		6,948,900
(Cost $ 6,948,900)

Total Investments (Cost $180,753,483) - 103.9% +		$181,378,687

* - Non-income producing security.
^ - Security has a stepped rate. The rate listed is as of March 31, 2005.
+ - Calculated as a percentage of net assets.
# - Contingent value right (contingent upon profitability of company).
ADR - American Depository Receipts.
CLB - Callable Security.
(1) - All or a portion of the shares have been committed as collateral for written option contracts.
(2) - This security or a portion of this security was out on loan at March 31, 2005. Total loaned securities had a market value of $6,697,657 at March 31, 2005.
(3) - Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments - March 31, 2005 (Unaudited)

COMMON STOCKS - 68.0%+	Shares	Value
Aerospace & Defense - 5.0%+
SI International, Inc.*	7,500	$207,225
Capital Markets - 3.5%+
Nasdaq-100 Index Tracking Stock(1)	4,000	146,200
Commercial Services & Supplies - 5.9%+
Comdisco Holding Company, Inc.*	9,300	169,725
Deluxe Corporation	1,100	43,846
John H. Harland Company	1,000	34,360
		247,931
Communications Equipment - 0.7%+
UTStarcom, Inc.*(2)	2,600	28,470
Computers & Peripherals - 5.4%+
ActivCard Corporation*	7,500	47,625
M-Systems Flash Disk Pioneers Ltd.*	8,000	176,320
		223,945
Distributors - 1.0%+
Navarre Corporation*(2)	5,000	39,750
Diversified Financial Services - 5.6%+
Chicago Mercantile Exchange Holdings Inc.	100	19,403
eSPEED, Inc. - Class A *	10,000	92,000
Groupe Bruxelles Lambert S.A.	1,200	109,444
International Securities Exchange, Inc. *	500	13,000
		233,847
Diversified Telecommunication Services - 11.6%+
IDT Corporation*	5,300	75,260
IDT Corporation - Class B*	5,300	78,387
Lynch Interactive Corporation*	6,100	146,400
RCN Corporation *	5,942	118,246
Warwick Valley Telephone Company	1,200	25,884
XO Communications, Inc. *	15,000	37,200
		481,377
Insurance - 3.3%+
Fidelity National Financial, Inc.	4,173	137,459
Internet Software & Services - 10.4%+
Digital River, Inc.*	1,000	31,160
Gravity Co. Ltd. ADR *	3,000	28,320
Imergent, Inc. *	2,500	24,525
Netease.com, Inc. ADR*	240	11,570
NetRatings, Inc.*	6,700	102,175
SINA Corp*	500	15,530
Sohu.com, Inc.*(2)	300	5,274
Websense, Inc.*	4,000	215,200
		433,754
IT Services - 0.5%+
Lionbridge Technologies, Inc.*	4,000	22,760
Media - 14.6%+
Gemstar- TV Guide International, Inc.*	5,000	21,750
Interactive Data Corporation*	13,000	269,750
Liberty Media International, Inc.- Class A*	30	1,312
Liberty Media Corporation- Class A*	504	5,227
Naspers Limited ADR	947	108,422
PrimaCom AG ADR*	4,750	13,300
ProQuest Company*	3,000	108,450
Valassis Communications, Inc.*	2,300	80,408
		608,619
Software - 0.5%+
FactSet Research Systems, Inc.	600	19,806
Wireless Telecommunication Services (Infrastructure) - 0.0%+
Sunshine PCS Corporation - Class A*	6,000	630

TOTAL COMMON STOCKS (Cost $2,328,694)		2,831,773

PREFERRED STOCKS - 0.0%+
Diversified Telecommunication Services - 0.0%+
PTV, Inc. - Series A, CLB, 10.000% (cost $3,774)	487	1,851

RIGHTS - 3.7%+
Commercial Services & Supplies - 3.7%+
Comdisco Holding Company, Inc.# (cost $245,273)	581,000	153,965

CORPORATE BONDS - 4.7%+	Principal Amount
Diversified Telecommunication Services - 4.7%+
Level 3 Communications, Inc., CLB, 12.875%, 3/15/2010 ^(2)	$225,000	196,313
RCN Corporation, CLB, 11.125%, 10/15/2007*++
(Default Effective 4/15/2004)	200,000	-

TOTAL CORPORATE BONDS (Cost $201,412)		196,313

CORPORATE BONDS - CONVERTIBLE - 3.2%+
Semiconductor Equipment & Products - 3.2%+
Conexant Systems, Inc., CLB, 4.000%, 2/1/2007 (cost $118,857)	150,000	131,812

PUT OPTIONS PURCHASED - 0.6%+	Contracts
Nasdaq - 100 Index Tracking Stock
Expiring January 2007 at $38.625	28	11,480
Expiring January 2007 at $39.625	28	13,020

TOTAL PUT OPTIONS PURCHASED (Cost $22,568)		24,500

SHORT-TERM INVESTMENTS - 20.7%+	Principal Amount
US Government Agency Issues - 14.6%+
Federal Home Loan Bank Discount Note,
2.4330%, 04/01/2005	$608,000	607,962
Variable Rate Demand Notes ** - 6.1%+
American Family, 2.4663%	44,928	44,928
U.S. Bank, N.A., 2.6000%	145,242	145,242
Wisconsin Corporate Central Credit Union, 2.5200%	63,931	63,931
		254,101

TOTAL SHORT-TERM INVESTMENTS (Cost $862,063)		862,063

INVESTMENTS PURCHASED WITH CASH PROCEEDS	Principal Amount
FROM SECURITIES LENDING - 6.7%+	or Shares
Investment Companies - 0.5%+
Merrill Lynch Premier Institutional Fund	10,762	10,762
AIM Liquid Assets Portfolio - Institutional Class	12,227	12,227
		22,989

Repurchase Agreements - 6.2%+
CS First Boston Repurchase Agreement,	$256,761	256,761
2.500%, 4/1/2005(3)

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING		279,750
(Cost $ 279,750)

Total Investments (Cost $4,062,391) - 107.6%+		$4,482,027

* - Non-income producing security.
** - Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.
^ - Security has a stepped rate. The rate listed is as of March 31, 2005.
+ - Calculated as a percentage of net assets.
++ - Fair Valued Security.
# - Contingent value right (contingent upon profitability of company).
ADR - American Depository Receipts.
CLB - Callable Security.
(1) - All or a portion of the shares have been committed as collateral for written option contracts.
(2) - This security or a portion of this security was out on loan at March 31, 2005. Total loaned securities had a market value of $271,094 at March 31, 2005.
(3) - Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - March 31, 2005 (Unaudited)

COMMON STOCKS - 90.8%+	Shares	Value
Air Freight & Logistics - 0.1%+
Expeditors International of Washington, Inc.	2,000	$107,100
Airlines - 0.3%+
China Eastern Airlines Corporation Limited ADR*(2)	25,000	438,750
Auto Components - 1.1%+
Toyota Industries Corporation	60,000	1,690,220
Automobiles - 0.4%+
Brilliance China Automotive Holdings Limited ADR	32,000	569,280
Great Wall Automobile Holdings Company, Limited-Class H *	20,000	7,565
		576,845
Beverages - 0.0%+
Taittinger S.A.	25	7,616
Capital Markets - 0.3%+
Eaton Vance Corp.	3,000	70,320
Jefferies Group, Inc.	3,000	113,040
Legg Mason, Inc.	1,000	78,140
London Stock Exchange PLC	6,857	58,783
The Bear Stearns Companies Inc.	1,000	99,900
		420,183
Chemicals - 0.0%+
Potash Corporation of Saskatchewan Inc.	400	35,004
Commercial Banks - 4.6%+
Fifth Third Bancorp	4,000	171,920
HDFC Bank Ltd. ADR	4,400	184,932
ICICI Bank Limited ADR	9,000	186,480
M&T Bank Corporation	48,000	4,898,880
State Bank of India GDR	14,000	545,300
Wells Fargo and Company	18,200	1,088,360
		7,075,872
Commercial Services & Supplies - 1.1%+
Deluxe Corporation	10,000	398,600
Equifax Inc.	100	3,069
FTI Consulting, Inc.*	2,000	41,280
H&R Block, Inc.	25,000	1,264,500
		1,707,449
Consumer Finance - 0.8%+
The Student Loan Corporation	5,600	1,170,456
Diversified Financial Services - 8.9%+
Brascan Corporation - Class A	1,500	56,625
Chicago Mercantile Exchange Holdings Inc.	1,000	194,030
Deutsche Boerse AG*	400	30,103
Euronext NV	9,600	345,369
Groupe Bruxelles Lambert S.A.	54,000	4,925,002
Hong Kong Exchanges & Clearing Limited	36,000	93,008
Leucadia National Corporation	144,000	4,946,400
Moody's Corporation	12,000	970,320
Pargesa Holding AG - Class B	240	912,738
Power Corporation of Canada	48,000	1,188,696
TSX Group Inc.	1,800	93,183
		13,755,474
Electric Utilities - 12.9%+
Allegheny Energy, Inc.*	250,000	5,165,000
CenterPoint Energy, Inc.	408,800	4,917,864
Huaneng Power International, Inc. ADR	72,000	2,126,880
Korea Electric Power Corporation ADR	280,000	3,763,200
TXU Corporation	48,800	3,885,944
		19,858,888
Food Products - 2.8%+
Archer-Daniels-Midland Company	83,000	2,040,140
Bunge Limited	32,000	1,724,160
Cadbury Schweppes PLC ADR	2,000	81,400
Dean Foods Company *	10,500	360,150
McCormick & Company, Incorporated	1,000	34,430
The J. M. Smucker Company	1,000	50,300
		4,290,580
Hotels, Restaurants & Leisure - 0.3%+
MGM MIRAGE *	6,000	424,920
Societe du Lourve	100	14,131
Wynn Resorts, Limited*	600	40,644
		479,695
Industrial Conglomerates - 0.1%+
Alleghany Corporation*	624	172,914
Insurance - 15.1%+
Berkshire Hathaway Inc. - Class B*	1,800	5,140,800
China Life Insurance Company, Limited ADR*(2)	3,000	79,770
Fidelity National Financial, Inc.	6,600	217,404
Markel Corporation *	5,000	1,726,050
Mercury General Corporation	22,000	1,215,720
Millea Holdings, Inc. ADR	4,000	290,000
Montpelier Re Holdings, Ltd.	4,000	140,600
Renaissance Re Holdings, Ltd.	3,600	168,120
The Progressive Corporation	50,000	4,588,000
Wesco Financial Corporation	1,400	538,972
White Mountains Insurance Group, Ltd.	15,000	9,127,500
		23,232,936
IT Services - 1.9%+
Automatic Data Processing, Inc.	100	4,495
CACI International, Inc. - Class A*	50,000	2,761,500
Iron Mountain Incorporated*	1,500	43,260
SunGard Data Systems Inc.*	4,000	138,000
		2,947,255
Media - 4.7%+
Dow Jones & Company, Inc.	100	3,737
John Wiley & Sons, Inc.- Class B	2,000	71,040
Meredith Corporation	2,000	93,500
The New York Times Company - Class A	600	21,948
The E.W. Scripps Company - Class A	7,200	351,000
The Walt Disney Company	6,150	176,689
The Washington Post Company - Class B	7,350	6,570,900
		7,288,814
Metals & Mining - 0.6%+
Anglo American PLC ADR(2)	36,000	860,400
Cameco Corporation	2,400	106,176
		966,576
Multiline Retail - 4.3%+
Sears Holdings Corporation *(2)	50,000	6,658,500
Multi-Utilities & Unregulated Power - 3.5%+
Calpine Corporation*(2)	190,000	532,000
Reliant Energy Inc.*	332,000	3,778,160
Sierra Pacific Resources *(2)	72,000	774,000
Suez SA ADR(2)	10,000	269,800
		5,353,960
Oil & Gas - 21.9%+
Canadian Oil Sands Trust	60,000	4,078,800
CNOOC Limited ADR(2)	40,000	2,188,400
El Paso Corporation	666,000	7,046,280
EnCana Corporation	18,200	1,281,644
Imperial Oil Ltd.	12,000	913,680
Nexen Inc.	14,400	790,992
Petro-Canada	4,000	231,440
PetroChina Company Limited ADR	18,000	1,137,960
Petroleo Brasileiro S.A. ADR	1,000	44,180
Shell Canada Limited	20,000	1,437,779
Statoil ASA ADR	10,000	171,400
Suncor Energy, Inc.	180,000	7,237,800
The Williams Companies, Inc.	375,000	7,053,750
		33,614,105
Real Estate - 4.3%+
American Real Estate Partners, L.P.*	96,000	2,654,400
Forest City Enterprises, Inc. - Class A	18,400	1,173,920
Pope Resources, L.P.*	1,800	65,862
Texas Pacific Land Trust	14,000	2,184,000
The St. Joe Company	3,600	242,280
Vornado Realty Trust	3,600	249,372
		6,569,834
Road & Rail - 0.8%+
Anhui Expressway Co.,Ltd. - Class H	660,000	376,572
Beijing Capital International Airport Company Limited - Class H	50,000	18,752
Jiangsu Expressway Company Ltd. - Class H	100,000	45,838
Shenzhen Expressway Company Limited - Class H	1,000,000	368,623
Zhejiang Expressway Co., Ltd. - Class H	660,000	465,426
		1,275,211

TOTAL COMMON STOCKS (Cost $112,509,373)		139,694,237

CALL OPTIONS PURCHASED- 0.2%+	Contracts
TXU Corporation
Expiring January 2007 at $45.00 (cost $143,073)	71	249,920

SHORT-TERM INVESTMENTS - 9.9%+	Principal Amount
US Government Agency Issues - 8.8%+
Federal Home Loan Bank Discount Note,
2.4330%, 04/01/2005	$13,550,000	13,549,153
Variable Rate Demand Notes** - 1.1%+
American Family, 2.4663%	254	254
U.S. Bank, N.A., 2.6000%	1,713,760	1,713,760
Wisconsin Corporate Central Credit Union, 2.5200%	2,707	2,707
		1,716,721

TOTAL SHORT-TERM INVESTMENTS (Cost $15,265,874)		15,265,874

INVESTMENTS PURCHASED WITH CASH PROCEEDS	Principal Amount
FROM SECURITIES LENDING - 5.9%+	or Shares
Investment Companies - 0.5%+
Merrill Lynch Premier Institutional Fund	351,144	351,144
AIM Liquid Assets Portfolio - Institutional Class	398,939	398,939
		750,083

Repurchase Agreements - 5.4%+
CS First Boston Repurchase Agreement,	$8,377,717	8,377,717
2.500%, 4/1/2005(3)

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING		9,127,800
(Cost $ 9,127,800)

Total Investments (Cost $137,046,120) - 106.8%+		$164,337,831

* - Non-income producing security.
** - Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.
+ - Calculated as a percentage of net assets.
GDR - Global Depository Receipts.
ADR - American Depository Receipts.
(2) - This security or a portion of this security was out on loan at March 31, 2005. Total loaned securities had a market value of $9,021,738 at March 31, 2005.
(3) - Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2005 (Unaudited)

COMMON STOCKS - 99.6%+	Shares	Value
Biotechnology - 36.6%+
AEterna Zentaris Inc*(2)	12,000	$61,680
Amgen, Inc. *	9,800	570,458
Arena Pharmaceuticals, Inc. *	14,000	70,700
AVAX Technologies, Inc.*	50,000	18,000
Avigen, Inc. *(2)	21,000	58,590
Biogen Idec, Inc. *	17,250	595,298
Biomira, Inc. *	37,000	68,820
Cambridge Antibody Technology Group PLC ADR*	15,000	186,600
Cell Genesys, Inc. *(2)	14,725	66,704
Chiron Corporation*	33,000	1,156,980
Cubist Pharmaceuticals, Inc. *	4,000	42,480
CuraGen Corporation*(2)	13,000	54,080
deCODE genetics, Inc. *	11,000	62,700
EntreMed, Inc.*(2)	11,000	23,100
Favrille Inc. *	10,000	50,800
Genencor International, Inc. *	20,000	384,600
Genzyme Corporation*	13,038	746,295
Human Genome Sciences, Inc. *	17,000	156,740
ImmunoGen, Inc.*	6,000	31,380
Isis Pharmaceuticals, Inc. *	5,000	19,350
Isotechnika, Inc. *	15,000	31,606
Maxim Pharmaceuticals, Inc. *(2)	10,000	17,600
Medarex, Inc. *	20,000	142,600
MedImmune, Inc.*	29,500	702,395
Millennium Pharmaceuticals, Inc. *	30,296	255,092
NeoRx Corporation*(2)	27,000	26,730
OSI Pharmaceuticals, Inc. *	790	32,659
Progenics Pharmaceuticals, Inc. *	3,200	53,792
Protein Design Labs, Inc. *	12,000	191,880
Savient Pharmaceuticals Inc.*	34,000	93,500
Serono SA ADR	12,000	217,800
Sirna Therapeutics, Inc. *	3,491	10,194
Targeted Genetics Corporation*	10,000	6,100
Vical Incorporated*	13,500	54,000
		6,261,303
Chemicals - 6.6%+
Akzo Nobel N.V. ADR	10,000	459,800
Lonza Group AG	11,000	673,019
		1,132,819
Health Care Equipment & Supplies - 0.0%+
Theragenics Corporation*	2,000	6,880
Health Care Providers & Services - 0.7%+
IMPATH, Inc. *	26,000	112,320
Pharmaceuticals - 55.7%+
Abbott Laboratories	17,000	792,540
Altana AG ADR	14,000	889,000
Antigenics, Inc. *(2)	892	5,976
Bristol-Meyers Squibb Company	15,000	381,900
China Pharmaceutical Group Limited	1,440,000	367,418
Eli Lilly and Company	11,000	573,100
GlaxoSmithKline PLC ADR	22,673	1,041,144
Johnson & Johnson	10,000	671,600
MGI Pharma, Inc. *	10,000	252,700
Novartis AG ADR	44,000	2,058,320
Schering AG ADR	19,000	1,269,200
SuperGen, Inc.*(2)	14,000	68,040
Wyeth	27,900	1,176,822
		9,547,760

TOTAL COMMON STOCKS (Cost $18,766,612)		17,061,082

RIGHTS - 0.0%+
Biotechnology - 0.0%+
OSI Pharmaceuticals, Inc.#	13,932	1,324
(Cost $0)

INVESTMENTS PURCHASED WITH CASH PROCEEDS	Principal Amount
FROM SECURITIES LENDING - 2.2%+	or Shares
Investment Companies - 0.2%+
Merrill Lynch Premier Institutional Fund	14,489	14,489
AIM Liquid Assets Portfolio - Institutional Class	16,462	16,462
		30,951

Repurchase Agreements - 2.0%+
CS First Boston Repurchase Agreement,	$345,693	345,693
2.500%, 4/1/2005(3)

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING		376,644
(Cost $ 376,644)

Total Investments (Cost $19,143,256) - 101.8%+		$17,439,050

* - Non-income producing security.
+ - Calculated as a percentage of net assets.
# - Contingent value right (contingent upon profitability of company).
ADR - American Depository Receipts.
(2) - This security or a portion of this security was out on loan at March 31, 2005. Total loaned securities had a market value of $311,089 at March 31, 2005.
(3) - Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - March 31, 2005 (Unaudited)

COMMON STOCKS - 81.1%+	Shares	Value
Aerospace & Defense - 2.1%+
Armor Holdings, Inc.*	800	$29,672
Bombardier Inc.	300,000	669,311
GenCorp Inc.	10,000	200,000
United Defense Industries, Inc.	2,000	146,840
		1,045,823
Airlines - 2.8%+
China Eastern Airlines Corporation Limited ADR*(2)	42,000	737,100
China Southern Airlines Company Limited ADR*(2)	42,000	700,060
		1,437,160
Automobiles - 0.1%+
Brilliance China Automotive Holdings Limited ADR	4,000	71,160
Capital Markets - 1.0%+
Gabelli Asset Management Inc. - Class A	1,000	44,650
Greenhill & Co., Inc.	3,000	107,400
Nuveen Investments - Class A	10,000	343,200
Van der Moolen Holding N.V. ADR*	5,000	35,700
		530,950
Commercial Banks - 5.6%+
Banque du Liban et d'Outre-Mer S.A.L. (BLOM) - Class B GDR	14,400	432,000
Cathay General Bancorp	10,600	333,900
Center Financial Corporation	18,000	317,340
East West Bancorp, Inc.	10,600	391,352
Farmers & Merchants Bank of Long Beach	12	69,300
Hanmi Financial Corporation	24,062	398,226
Nara Bancorp, Inc.(2)	20,000	281,000
UCBH Holdings, Inc.	9,600	383,040
Wilshire Bancorp, Inc.*	20,000	260,800
		2,866,958
Commercial Services & Supplies - 3.8%+
Comdisco Holding Company, Inc.*	1,000	18,250
Deluxe Corporation	10,000	398,600
FTI Consulting, Inc.*	36,000	743,040
Loring Ward International, Limited*	10,000	-
PICO Holdings, Inc.*	18,000	466,380
Ritchie Bros. Auctioneers Incoporated	9,000	284,400
Sotheby's Holdings, Inc. - Class A*	800	13,568
		1,924,238
Construction & Engineering - 3.0%+
Quanta Services, Inc.*	200,000	1,526,000
Diversified Financial Services - 1.3%+
International Securities Exchange, Inc. *	3,000	78,000
Siem Industries Inc. *	24,000	559,800
		637,800
Diversified Telecommunication Services - 0.7%+
Lynch Interactive Corporation*	200	4,800
XO Communications, Inc. *(2)	144,000	357,120
		361,920
Electric Utilities - 5.5%+
Allegheny Energy, Inc.*	128,000	2,644,480
China Resources Power Holdings Company Limited	100,000	47,120
Datang International Power Generation Company Limited-Class H	100,000	72,442
Huadian Power International Corporation Limited-Class H	180,000	49,043
		2,813,085
Food Products - 0.8%+
Seaboard Corporation	400	429,200
Gas Utilities - 2.5%+
Southern Union Company *	50,000	1,255,500
Hotels, Restaurants & Leisure - 2.2%+
Triarc Companies, Inc. - Class A(2)	80,000	1,136,000
Industrial Conglomerates - 2.2%+
Alleghany Corporation*	4,084	1,131,290
Insurance - 1.9%+
Danielson Holding Corporation*	2,000	34,500
National Western Life Insurance Company - Class A*	1,000	170,940
RLI Corp.	8,000	331,600
Safety Insurance Group, Inc.	12,000	371,520
Zenith National Insurance Corp.	1,000	51,860
		960,420
IT Services - 6.0%+
Anteon International Corporation*	3,600	140,148
CACI International Inc. - Class A*	36,000	1,988,280
ManTech International Corporation- Class A*	40,000	922,800
		3,051,228
Leisure Equipment & Products - 0.0%+
Steinway Musical Instruments, Inc.*	200	5,992
Machinery - 0.2%+
Oshkosh Truck Corporation	1,000	81,990
Media - 5.4%+
Courier Corporation	11,400	597,816
Gemstar - TV Guide International, Inc.*	36,000	156,600
John Wiley & Sons, Inc. - Class A	14,400	507,600
PrimaCom AG, ADR*	54,000	151,200
R.H. Donnelley Corporation*	18,000	1,045,620
Value Line, Inc.	7,200	280,800
		2,739,636
Metals & Mining - 1.4%+
Aber Diamond Corporation	7,200	219,600
Commercial Metals Company	4,800	162,672
Stillwater Mining Company*	36,000	354,600
		736,872
Multiline Retail - 2.5%+
Dillard's, Inc. - Class A	48,000	1,291,200
Multi-Utilities & Unregulated Power - 21.4%+
Aquila, Inc.*(2)	530,000	2,029,900
Calpine Corporation*(2)	300,000	840,000
CMS Energy Corporation*	144,000	1,877,760
Reliant Energy Inc.*	300,000	3,414,000
Sierra Pacific Resources*(2)	255,000	2,741,250
		10,902,910
Oil & Gas - 0.8%+
Shell Canada Limited	1,000	71,889
UTS Energy Corporation *	180,000	352,504
		424,393
Real Estate - 5.3%+
Alexander's, Inc.*	300	72,450
American Real Estate Partners, L.P.*	56,000	1,548,400
Forest City Enterprises, Inc. - Class A	4,000	255,200
HomeFed Corporation*	200	10,600
Pope Resources, L.P.*	200	7,318
Tejon Ranch Co. *	400	17,840
Texas Pacific Land Trust	5,000	780,000
United Capital Corporation*	400	9,776
		2,701,584
Road & Rail - 2.2%+
Laidlaw International, Inc.*	50,000	1,040,000
Sichuan Expressway Co. Limited	480,000	65,236
		1,105,236
Textiles, Apparel & Luxury Goods - 0.4%+
Russell Corporation	10,000	180,800

TOTAL COMMON STOCKS (Cost $34,751,522)		41,349,345
	Principal Amount
RIGHTS - 2.0%+	or Shares
Commercial Services & Supplies - 2.0%+
Comdisco Holding Company, Inc. #	3,950,000	1,046,750
(Cost $1,176,908)

CONVERTIBLE BONDS - 1.0%+
Insurance - 1.0%+
Fairfax Financial Holdings, Limited, 5.000%, 7/15/2023	$500,000	505,625
(Cost $497,500)

SHORT-TERM INVESTMENTS - 17.2%+
US Government Agency Issues - 17.0%+
Federal Home Loan Bank Discount Note,
2.4330%, 04/01/2005	8,650,000	8,649,460
Variable Rate Demand Notes** - 0.2%+
American Family, 2.4663%	1,055	1,055
U.S. Bank, N.A., 2.6000%	131,007	131,007
Wisconsin Corporate Central Credit Union, 2.5200%	1,249	1,249
		133,311

TOTAL SHORT-TERM INVESTMENTS (Cost $8,782,771)		8,782,771

INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING - 12.1%+
Investment Companies - 1.0%+
Merrill Lynch Premier Institutional Fund	236,477	236,477
AIM Liquid Assets Portfolio - Institutional Class	268,665	268,665
		505,142

Repurchase Agreements - 11.1%+
CS First Boston Repurchase Agreement, 2.500%, 4/1/2005(3)	$5,641,958	5,641,958

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING		6,147,100
(Cost $ 6,147,100)

Total Investments (Cost $51,355,801) - 113.4%+		$57,831,591

* - Non-income producing security.
** - Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.
+ - Calculated as a percentage of net assets.
# - Contingent value right (contingent upon profitability of company).
GDR - Global Depository Receipts.
ADR - American Depository Receipts.
(2) - This security or a portion of this security was out on loan at March 31, 2005. Total loaned securities had a market value of $5,846,442 at March 31, 2005.
(3) - Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments - March 31, 2005 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 101.1%+
US Government Agency Issues - 101.1%+
Federal Home Loan Bank Discount Note,
2.4330%, 04/01/2005	$1,158,000	$1,158,000

Total Investments (Cost $1,158,000) - 101.1%+		$1,158,000

+ - Calculated as a percentage of net assets.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Options Written - March 31, 2005 (Unaudited)

CALL OPTIONS WRITTEN	Contracts	Value
Internet HOLDRs Trust
Expiring January 2007 at $70.00	5	$2,050

TOTAL OPTIONS WRITTEN		$2,050
(premiums received $6,985)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Options Written - March 31, 2005 (Unaudited)

CALL OPTIONS WRITTEN	Contracts	Value
Nasdaq - 100 Index Tracking Stock
Expiring January 2007 at $38.625	20	$8,100
Expiring January 2007 at $39.625	20	7,200

TOTAL OPTIONS WRITTEN		$15,300
(premiums received $22,479)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)  /s/ Peter B. Doyle
                                                  Peter B. Doyle, President
Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Pete B. Doyle
                                                   Peter B. Doyle, President
                Date  May 31, 2005
By (Signature and Title)* /s/ Leonid Polyakov
                                                   Leonid Polyakov, Treasurer
                Date  May 31, 2005
* Print the name and title of each signing officer under his or her signature.